Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contingencies
Contingencies
16.	Contingencies
(a)	Capital commitments

As of March 31, 2023, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB27,700, which is expected to be incurred within two years.

(b)	Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise and management agreements and lease contracts, which are handled and defended in the ordinary course of business.

In September 2021, the Group was sued in connection with the agency services fee payable of the Company’s leased hotel. While the Group believes it has meritorious defenses against the suit, the ultimate resolution of the matter, could result in a loss of up to RMB12,333 in excess of the amount accrued.

18.	Contingencies
(a)	Capital commitments

As of December 31, 2022, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB1,289, which is expected to be incurred within one year.

(b)	Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise and management agreements and lease contracts, which are handled and defended in the ordinary course of business.

In September 2021, the Group was sued in connection with the agency services fee payable of the Company’s leased hotel. While the Group believes it has meritorious defenses against the suit, the ultimate resolution of the matter, could result in a loss of up to RMB12,333 in excess of the amount accrued.